Business transactions (Tables)	12 Months Ended
Dec. 31, 2025
Business transactions
Schedule of fair value of assets acquired and liabilities assumed

The following table summarises the combined consideration paid for the acquired blocks, and the final allocation of fair value of the assets acquired and liabilities assumed for these transactions:

Amounts in US$ ´000	Total
Cash (a)	115,518
Total consideration	115,518
Property, plant and equipment (including mineral interest)	115,811
Inventories	1,951
Provision for other long-term liabilities	(2,244)
Total identifiable net assets	115,518
(a)	Total cash consideration of US$ 115,000,000, plus interim period adjustment of US$ 518,000.